Accounts Receivable, Net - Schedule of Movements of the Expected Credit Loss Provision (Details) - Accounts Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movements of the Expected Credit Loss Provision [Line Items]
At beginning of year	$ 109	$ 43	$ 554
Provision (reversal) for the year	(82)	66	(511)
At end of year	$ 27	$ 109	$ 43